Leasehold Improvements and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Leasehold Improvements and Equipment [Abstract]
Schedule of Leasehold Improvements and Equipment	At December 31, 2023 and 2022, leasehold improvements and equipment consisted of the following:
	As of December 31,
	2023	2022
Motor vehicles	$465,111	$458,318
Office equipment	26,462	10,892
Furniture and fittings	17,826	5,439
Computer	43,949	42,225
Warehouse equipment	111,397	97,314
Machinery equipment	2,699	—
Leasehold improvements	671,539	78,675
	1,338,983	692,863
Accumulated depreciation	(442,444)	(269,230)
Leasehold improvements and equipment, net of accumulated depreciation	$896,539	$423,633